Long-Term Investments	6 Months Ended
Jun. 30, 2025
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

NOTE 11 – LONG-TERM INVESTMENTS

The Company’s long-term investments consist of the following:

	As of June 30, 2025	As of December 31, 2024

Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$37,203	$37,076
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”)	1,987,050	1,902,381
Equity investments without readily determinable fair value:
Beijing Jinshuibanlv Technology Co., Ltd. (“Jinshuibanlv”)	1,116,757	1,095,996
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”)	418,784	410,998
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	279,189	273,999
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”)	221,637	217,517
Chengdu Wanchang Enterprise Management Consulting Partnership (Limited Partnership) (“Wanchang”)	69,797	68,500
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	69,797	68,500
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”)	69,797	68,500
Taizhou Jiamenkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Jiamenkou”)	69,797	68,500
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	69,797	68,500
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”)	37,691	36,990
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	25,127	24,660
Subtotal	4,472,423	4,342,117
Less: impairment	(2,378,373)	(2,334,160)
Total	$2,094,050	$2,007,957

Equity method investments

Investment in Suzhou Investment

In December 2017, the Company acquired 17% of shareholding of Suzhou Investment with cash consideration of RMB 850,000, approximately $118,655. As the Company’s CEO, Mr. Haiping Hu, is Suzhou Investment’s director and the Company can exercise significant influence on Suzhou Investment’s business operation, the Company therefore accounted for this investment under equity methods from December 2017 and share the profit or loss of Suzhou Investment accordingly. For the six months ended June 30, 2025 and 2024, the Company recognized investment loss of $569 and $693, respectively, according to its share of the post-acquisition losses of Suzhou Investment.

Investment in Jiazhong

In December 2020, the Company acquired 33% of partnership share of Jiazhong as a limited partner with cash consideration of RMB 10,000,000, approximately $1,395,946. The Company has fully paid RMB 10,000,000 as of December 31, 2020. Since the Company owns 33% of the partnership share of Jiazhong as a limited partner, therefore it accounts for the investment of Jiazhong under equity method and shares the profit or loss of Jiazhong accordingly. For the six months ended June 30, 2025 and 2024, the Company recognized investment income of $48,036 and $84,988, respectively, according to its share of the post-acquisition losses of Jiazhong.

Equity investments without readily determinable fair value

Investment in Jinshuibanlv

In April 2021, the Company signed an investment agreement with Beijing Zhitong Zhenye Technology Co., Ltd. and Li Jiyou to invest RMB8,000,000, approximately $1,116,757, to Jinshuibanlv, which is accounting for 4% of its equity interest. Jinshuibanlv mainly operates an online tax management system. The Company has no control, joint control or significant influence on the invested units, and therefore accounted for the investment of Jinshuibanlv at cost minus impairments and plus or minus observable changes in prices. In 2023, the Company noticed that Jinshuibanlv had encountered going-concern issue due to the fact that it incurred significant loss and had insufficient bank and cash to support its operations. Therefore, the Company determined that the impairment on investment was other-than-temporary. Full impairment of $1,129,800 was recognized for investment of Jinshuibanlv in the second half of the year 2023.

Investment in Zhongfei

In November 2020, the Company acquired 3% of shareholding interest of Zhongfei through nonmonetary transactions, with which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Zhongfei of RMB3,000,000, approximately $418,784. In 2021, The Company provided it with a customized service worth of RMB3,000,000. The service has been completed and Zhongfei has decided to transfer 3% of the equity according to its fair value to the Company. The registration change was completed as of December 31, 2021. The Company does not have significant influence or control over Zhongfei, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Zhongfei at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them. In 2022, the Company noticed that Zhongfei had encountered going-concern issue and determined that the impairment on investment was other-than-temporary. Full impairment of $446,025 was provided for investment of Zhongfei in the second half of the year 2022.

Investment in Yinzhirun

In December 2016, the Company acquired 0.45% of shareholding interest of Yinzhirun with cash consideration of RMB 2,000,000, approximately $279,189. The Company does not have significant influence or control over Yinzhirun, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Yinzhirun at cost minus impairments and plus or minus observable changes in prices. Yinzhirun is the intermediate holding company for Shanghai PeopleNet Security Technology Co., Ltd. (“PeopleNet”). The Company noticed that PeopleNet was involved in legal proceedings for bankruptcy initiated by its debtor, and its accounts receivable, intellectual properties, brand name have been subject to the judicial auction since February 2024, all of which raised significant concerns about the Yinzhirun’s ability to continue as a going concern. Full impairment of $282,450 was recognized for investment of Yinzhirun in the second half of the year 2023.

Investment in Cheyi

In November 2020, the Company acquired 0.5% of shareholding interest of Cheyi through nonmonetary transactions, with which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Cheyi of RMB1,587,719, approximately $221,637. In 2021, the Company provided it with a membership service worth of RMB1,500,000. This service has been completed. Cheyi has a poor capital turnover, it has decided to transfer 0.5% of the equity according to its fair value to the Company and registration change was completed as of December 31, 2021. The Company accounts for these non-monetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Cheyi, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Cheyi at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.

The Company noticed that Industry and Commerce Administration of Nanchang Xihu Branch was not able to perform on-site inspection on Cheyi’s subsidiary Nanchang Qingchong Technology Co., Ltd. (“Qingchong”) in August 2022; Another Cheyi’s subsidiary, Jiangxi Cheyi Tongcheng Vehicle Networking Technology Co., Ltd. (“Cheyi Tongcheng”) had a legal dispute with CCB Nanchang Branch on March 9, 2023. The Company noticed the above factors that raise significant concerns about the investee’s ability to continue as a going concern. Full impairment of $236,053 was provided for investment of Cheyi in the second half of the year 2022.

Investment in Wanchang

In September 2019, the Company initially acquired 11.11% of partnership share of Chengdu Zhongfuze Investment LLP (“Zhongfuze”) with cash consideration of RMB500,000, approximately $69,797. The Company has fully paid RMB500,000 as of December 31, 2020. On December 6, 2022, the asset under Zhongfuze was transferred to Wanchang and the Company’s partnership share in Zhongfuze was simultaneously transferred to Wanchang. As a result, the Company owned 0.64% of the partnership share in Wanchang. The Company does not have significant influence or control over Wanchang, and the partnership share investment does not have readily determinable market value, and therefore accounted for the investment of Wanchang at cost minus impairments and plus or minus observable changes in prices.

Investment in Outu

In December 2019, the Company acquired 15% of shareholding interest of Outu with cash consideration of RMB3,000,000, approximately $418,784. The Company has paid RMB 500,000, approximately $69,797, as of December 31, 2022. The Company does not have significant influence or control over Outu, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Outu at cost minus impairments and plus or minus observable changes in prices. In 2022, the Company noticed that Qutu had encountered going-concern issue and determined that the impairment on investment was other-than-temporary. Full impairment of $74,337 was provided for investment of Outu in the second half of the year 2022.

Investment in Qianshier

In December 2020, the Company acquired 5% of shareholding interest of Qiansier through nonmonetary transactions with, which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Qianshier of RMB 500,000, approximately $69,797. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Qianshier, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Qianshier at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.

In 2022, the Company noticed Qianshier had been subject to enforcement proceedings associated with a rental dispute, which raised significant concerns about the investee’s ability to continue as a going concern. Full impairment of $74,337 was provided for investment of Qianshier in the second half of the year 2022.

Investment in Jiamenkou

In June 2020, the Company acquired 5% of shareholding interest of Jiamenkou through nonmonetary transactions with Jiamenkou, which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Jiamenkou of RMB500,000, approximately $69,797. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Jiamenkou, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Jiamenkou at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them. In 2022, the Company noticed Jiamenkou was involved in legal proceedings as respondent to its debt guarantor, which raised significant concerns about the investee’s ability to continue as a going concern. Full impairment of $74,337 was provided for investment of Jiamenkou in the second half of the year 2022.

Investment in Yueteng

In June 2020, the Company acquired 5% of shareholding interest of Yueteng through nonmonetary transactions with Yueteng, which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Yueteng of RMB500,000, approximately $69,797. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Yueteng, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Yueteng at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them. In 2022, the Company determined that the investment was impaired and the impairment was other-than-temporary. Full impairment of $74,337 was provided for investment of Taizhoujia in the second half of the year 2022.

Investment in Funeng

In August 2019, the Company subscribed capital with cash consideration of RMB 570,000 and acquired 19% of shareholding interest of Funeng. The Company has paid RMB 270,000, , approximately $37,691, as of December 31, 2020. The Company does not have significant influence or control over Funeng, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Funeng at cost minus impairments and plus or minus observable changes in prices. In 2023, the Company noticed that Funeng had encountered a going-concern issue due to the fact that it did not have sufficient bank deposits and cash to support its operation. Therefore, the Company determined that the impairment on investment was other-than-temporary. Full impairment of $38,131 was provided for investment of Funeng in the second half of the year 2023.

Investment in Car Service

In November 2017, the Company acquired 1.5 % of shareholding interest of Car Service with cash consideration of RMB90,000. In May 2019, the shareholding interest the Company held was diluted to 0.98% after Car Service received capital from a new shareholder. The Company does not have significant influence or control over Car Service, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Car Service at cost minus impairments and plus or minus observable changes in prices. In 2021, the Company noticed that with the adverse impact of COVID-19, Car Service failed to publish the annual report of 2020 in accordance with the time limit to the Industry and Commerce Administration of Dongguan Nancheng Branch, which was factors that raise significant concerns about the investee’s ability to continue as a going concern. Full impairment of $27,900 was provided for investment of Car Service for the year ended December 31, 2021.